RESULTS OF THE ANNUAL MEETING OF STOCKHOLDERS OF EMIGRANT SECURITIES CORP.

Submission of Matters to a Vote of Stockholders

                  Emigrant Securities Corp. ("ESC") held its 2002 Annual Meeting on April 30, 2002. The purpose of the Annual Meeting was to vote on the following proposals:

     1. The election of seven directors for a term of one year, including two directors to be elected by the holders of the 925 outstanding shares of ESC's Series A Preferred Stock, as a separate class ("Preferred Directors"), and five directors to be elected by the holders of the 1,000 outstanding shares of ESC's Common Stock and the 925 outstanding shares of ESC's Series A Preferred Stock, voting together ("Non-Preferred Directors"); and

     2. The ratification of the appointment of KPMG LLP as independent auditors of ESC for the fiscal year ending December 31, 2002.

                  The results of the voting were as follows:

Proposal 1:       Election of Directors:
                  Non-Preferred Directors
                  -----------------------

                  Timothy A. Dempsey                   For               1,881
                                                       Withheld          0

                  Lawrence J. Kane                     For               1,881
                                                       Withheld          0

                  Jonathan G. Matuscak                 For               1,881
                                                       Withheld          0

                  Douglas J. McClintock                For               1,881
                                                       Withheld          0

                  Lance S. Miller                      For               1,881
                                                       Withheld          0

                  Preferred Directors

                  Stephen Goldsmith                    For               881
                                                       Withheld          0

                  Gilbert S. Stein                     For               881
                                                       Withheld          0

Proposal 2:       Ratification of Appointment          For               1,881
                  of Independent Auditors              Against           0
                                                       Abstain           0
                                                       Broker Non-Votes  0

                            EMIGRANT SECURITIES CORP.
       ( A wholly owned subsidiary of Emigrant Portfolio Resource Corp. )


                       Financial Statements and Schedules


                                 June 30, 2002

                                   (Unaudited)

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Statement of Assets and Liabilities

                                 June 30, 2002

                (in thousands, except net asset value per share)



ASSETS:
Cash                                                                                                                     $     172
Investments:
      Money market investments (cost of $37,003)                                                                            37,003
      Investment in securities of unaffiliated issuers (cost of $529,158) (note 3)                                         534,940
      Investment in commercial real estate mortgages at fair market value
               (cost of $396,759) (note 4)                                                                                 404,166
                                                                                                                         ---------
          Total investments                                                                                                976,109
Other assets                                                                                                                 9,280
                                                                                                                         ---------
               Total assets                                                                                                985,561
                                                                                                                         ---------
LIABILITIES:

Mortgage escrows deposits                                                                                                    2,429
Dividends to shareholders declared and payable on July 15, 2002                                                             13,523
Other liabilities                                                                                                           10,318
                                                                                                                         ---------
          Total liabilities                                                                                                 26,270
                                                                                                                         ---------

Net assets                                                                                                               $ 959,291
                                                                                                                         =========

NET ASSETS CONSIST OF:

      Common stock, $.01 par value,
          1000 shares authorized; 1000 shares issued and outstanding                                                     $       -
      Preferred stock, $.01 par value,
          1000 shares authorized; 925 shares issued and outstanding                                                            925

      Additional paid-in capital                                                                                           940,991
      Net unrealized appreciation of investments                                                                            17,375
                                                                                                                         ---------
Net assets                                                                                                               $ 959,291
                                                                                                                         =========
Net asset value per share (1000 shares of $.01 par value common stock issued and
outstanding)                                                                                                             $     959
                                                                                                                         =========

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                             Statement of Operations

                     For the Six Months Ended June 30, 2002

                                 (in thousands)


INVESTMENT INCOME:
      Interest Income:
          Money market investments                                                                        $    157
          Investments securities                                                                            12,287
          Commercial real estate mortgages                                                                  15,410
                                                                                                          --------
               Interest income                                                                              27,854

      Non-Interest Income:
          Commercial mortgage fee                                                                              458
          Repurchase agreement collateral fee                                                                   15
          Other                                                                                                 16
                                                                                                          --------
               Non-interest income                                                                             489
                                                                                                          --------
               Investment income                                                                            28,343

EXPENSES (NOTE 5):

      Investment advisory fee - ESB                                                                            226
      Commerical real estate mortgage advisory fee - ESB                                                        36
      Commerical real estate mortgage subservicing fee - EMC                                                    63
      Custodian fees                                                                                            32
      Professional fees                                                                                         14
      Other (note 6)                                                                                             9
                                                                                                          --------
          Expenses                                                                                             380
                                                                                                          --------
               Net investment income                                                                        27,963


NET UNREALIZED APPRECIATION ON INVESTMENTS:

      Net realized gain from investments                                                                     1,030
      Net change in unrealized appreciation of investments during the year                                     863
                                                                                                          --------
          Net realized and unrealized gain from investments                                                  1,893
                                                                                                          --------
               Net increase in net assets resulting from investment activities                            $ 29,856
                                                                                                          ========



See accompanying notes to financial statements.

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Statement of Changes in Net Assets

          For the Six Months Ended June 30, 2002 and 2001, respectively


                        (in thousands, except share data)


                                                                                        2002                    2001
                                                                                        ----                    ----
FROM INVESTMENT ACTIVITIES:
      Net investment income                                                          $  27,963               $  32,580
      Net realized gain on investments                                                   1,030                     194
      Net unrealized appreciation of investments                                           863                   2,357
                                                                                     ---------               ---------
          Net increase in net assets resulting from investment activities               29,856                  35,131
                                                                                     ---------               ---------

DIVIDENDS TO SHAREHOLDERS:                                                             (27,046)                (30,046)
                                                                                     ---------               ---------
          Decrease in net assets from distribution to stockholders                     (27,046)                (30,046)
                                                                                     ---------               ---------

      Total increase in net assets                                                       2,810                   5,085

NET ASSETS:
      Beginning of period                                                              956,481                 949,673
                                                                                     ---------               ---------
      End of period                                                                  $ 959,291               $ 954,758
                                                                                     =========               =========



See accompanying notes to financial statements.

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                             Schedule of Investments

                                 June 30, 2002

                                 (in thousands)


 Principal                                                                             Maturity                   Market
   Amount                                                                                Date         Rate         Value
   ------                                                                                ----         ----         -----
             INVESTMENT IN MONEY MONEY MARKET ACCOUNTS          (3.8% OFCTOTAL INVESTMENTS)       (COST OF $37,003)
     $37,003   Special Management Account                                                n/a         Daily*          $37,003
                                                                                                                  ------------
               *(At current balance, the rate is fed funds less 20 bps)

             INVESTMENT IN SECURITIES OF UNAFFILIATED ISSUERS   (54.8% OF TOTAL INVESTMENTS)      (COST OF $529,158)
               Corporates                      (29.9%)
      11,630       Ahmanson                                                           10/1/2002       8.25%           11,782
       2,250       Bank Of New York Co Inc                                            12/15/2004      8.50%            2,497
       7,500       Bear Stearns Co Inc                                                10/1/2005       6.88%            7,952
       6,045       Bear Stearns Co Inc                                                 3/1/2007       7.00%            6,497
       5,730       Bear Stearns Co                                                     2/1/2005       7.63%            6,170
       7,000       Bear Stearns Co                                                    1/15/2007       5.70%            7,148
       5,000       Bear Stearns Co Inc                                                10/28/2004      7.33%            5,305
       1,400       Credit Suisse FB USA Inc                                            8/1/2006       5.88%            1,443
       5,000       Credit Suisse FB USA Inc                                           4/15/2007       5.75%            5,115
       7,000       Dominion Resources Inc                                             9/15/2004       7.82%            7,481
       7,000       Wachovia Corp                                                      9/15/2005       6.88%            7,488
       5,000       FleetBoston Financial Corp                                         12/1/2006       4.88%            4,978
       7,500       Ford Motor Credit Co                                               3/20/2004       6.13%            7,660
      10,000       Ford Motor Credit Co                                               4/17/2003       2.66%            9,925
      15,000       Ford Motor Credit Notes                                             3/8/2004       2.69%           14,704
      15,000       Genl Motors Accept Corp                                            9/15/2006       6.13%           15,265
       5,000       Genl Motors Accept Corp                                             2/1/2007       6.13%            5,061
       6,250       Goldman Sachs Group                                                8/17/2005       7.63%            6,802
      12,210       Goldman Sachs Group                                                10/1/2005       7.25%           13,149
      14,000       Goldman Sachs Group                                                2/15/2006       6.75%           14,786
       4,205       HSBC USA Inc                                                       11/1/2006       7.00%            4,566
       1,771       Illinova Corp                                                       2/1/2004       7.13%            1,753
      10,000       JP Morgan Chase & Co                                               5/30/2007       5.25%           10,011
       5,000       Johnson & Johnson                                                  11/1/2024       8.72%            5,600
       3,000       Kinder Morgan Inc                                                   3/1/2003       6.45%            3,063
       2,740       Kinder Morgan Inc                                                   3/1/2005       6.65%            2,870
         500       M&T Bank Keystone Financial                                        5/15/2004       7.30%              528
       4,500       Merrill Lynch & Co                                                 3/15/2006       7.00%            4,828
       4,000       Merrill Lynch & Co                                                 1/26/2006       6.15%            4,176
       1,000       Merrill Lynch & Co                                                  2/6/2004       5.70%            1,033
      10,000       Merrill Lynch & Co                                                  3/8/2005       4.54%           10,038
       1,200       Michaels Stores Inc                                                 7/1/2009       9.25%            1,272
       4,235       JP Morgan Chase & Co                                               11/1/2007       6.70%            4,493
       5,855       Morgan Stanley Dean Witter                                         6/15/2005       7.75%            6,390
       5,000       Morgan Stanley Dean Witter                                         4/15/2006       6.10%            5,222
       5,000       Anadarko Petroleum                                                 5/15/2006       7.38%            5,363


       5,000       Norfolk Southern Corp                                              9/15/2006       7.22%            5,382

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

 Principal                                                                             Maturity                   Market
   Amount                                                                                Date         Rate         Value
   ------                                                                                ----         ----         -----
      $1,660       Occidental Petroleum Corp                                           4/1/2005       6.50%           $1,747
         903       PNC Funding Corp                                                    9/1/2003       6.13%              934
       4,900       PNC Funding Corp                                                    6/1/2004       7.75%            5,246
       8,000       Prudential Insurance Notes                                         4/15/2003       6.88%            8,239
       5,000       Quaker Oats                                                        10/15/2004      9.25%            5,569
       2,000       Roslyn Bancorp Inc                                                 12/1/2008       7.50%            2,040
       2,500       Seagull Energy                                                      8/1/2003       7.88%            2,583
       1,000       Sears Roebuck Accept Corp                                          3/20/2003       6.00%            1,012
       2,500       Texas Utilities Corp                                               8/16/2003       5.52%            2,533
       5,340       Transocean Sedco Forex                                             12/15/2003      9.13%            5,680
      10,000       U.S. Bancorp                                                       6/30/2005       4.75%           10,152
       4,000       Wachovia Corp                                                       6/1/2005       6.80%            4,256
       1,500       Wachovia Corp                                                      6/21/2004       6.70%            1,589
       2,500       Wells Fargo Financial                                              2/15/2006       6.13%            2,628
                                                                                                                  ------------
                                                                                                                     292,004
                                                                                                                  ------------
               Trust Preferred                          (8.6%)
      10,000       Allfirst Preferred Cap Trust                                       7/15/2029          3.48%         9,800
      15,000       Bankamerica Cap Trust III                                          1/15/2027          2.55%        13,417
       6,500       Bankboston Cap Trust III                                           6/15/2027          2.64%         5,938
      11,500       Central Fid Cap I                                                  4/15/2027          2.98%        10,913
       2,000       Chase Capital  VI                                                   8/1/2028          2.54%         1,807
      21,600       Fleet Cap Trust V                                                  12/18/2028         2.88%        20,812
       1,608       Great Western Washington Mutual                                    12/31/2025         8.25%         1,611
      20,000       Zions Bancorp                                                      6/15/2008          2.59%        19,600
                                                                                                                  ------------
                                                                                                                      83,898
                                                                                                                  ------------
               Preferred Stock                          (0.7%)
         500       Cadbury Schweppe                                                   7/31/2002          8.63%           502
       5,950       California Fed/Golden State                                        1/31/2003          9.13%         6,214
                                                                                                                  ------------
                                                                                                                       6,716
                                                                                                                  ------------
               FHLMC ARMS                               (3.3%)
      11,145       FHLMC ARM Pool #788871                                             12/1/2031          4.51%        11,626 **
      13,465       FHLMC ARM Pool #788886                                             12/1/2031          4.51%        14,145 **
       6,566       FHLMC ARM Pool #31-0014                                             6/1/2030          3.89%         6,698
                                                                                                                  ------------
                                                                                                                      32,469
                                                                                                                  ------------
               FNMA ARMS                                (0.6%)
       5,468       FNMA ARM Pool #356923                                               2/1/2037          6.32%         5,595 **
                                                                                                                  ------------
                                                                                                                       5,595
                                                                                                                  ------------

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

 Principal                                                                             Maturity                   Market
   Amount                                                                                Date         Rate         Value
   ------                                                                                ----         ----         -----
               GNMA ARMS                                (11.7%)
      $1,600       GNMA ARM Pool #80133                                               11/20/2027         6.63%        $1,655 **
       6,304       GNMA ARM Pool #80150                                               1/20/2028          5.25%         6,416 **
         406       GNMA ARM Pool #80150                                               1/20/2028          5.25%           413
       9,023       GNMA ARM Pool #80185                                               4/20/2028          6.00%         9,217 **
      10,123       GNMA ARM Pool #80197                                               5/20/2028          6.00%        10,359 **
       3,702       GNMA ARM Pool #80205                                               6/20/2028          6.00%         3,781 **
      19,005       GNMA ARM Pool #80312                                               8/20/2029          6.00%        19,457 **
      49,343       GNMA ARM Pool #80319                                               9/20/2029          6.00%        50,563 **
       5,311       GNMA ARM Pool #80319                                               9/20/2029          6.00%         5,430
         450       GNMA ARM Pool #80300                                               7/20/2029          6.00%           461 **
         125       GNMA ARM Pool #80300                                               7/20/2029          6.00%           128
       6,313       GNMA ARM Pool #80551                                               9/20/2031          5.00%         6,378
                                                                                                                  ------------
                                                                                                                     114,258
                                                                                                                  ------------

                   **Securities sold by parent to primary government securities dealers under repurchase agreements (see note 3)

             Total investment in securities of unaffiliated issuers                                                  534,940
                                                                                                                  ------------
             (Securities aggregate cost for Federal income tax purposes is $532,245)



             INVESTMENT IN COMMERCIAL REAL ESTATE MORTGAGES     (41.4% OF TOTAL INVESTMENTS)         (COST OF $396,759)


               Commercial/Mixed Use                     (1.5%)
         756       2373 Broadway Associates                                               2/1/2004       7.25%           771
       1,400       George Lax                                                             6/1/2006       7.75%         1,428
       1,401       130 West 57 Co. LLC                                                    1/1/2007       6.01%         1,429
         445       130 West 57 Co. LLC                                                    1/1/2007       6.01%           454
       1,600       Park Park Associates, L.L.C.                                           7/1/2012       7.30%         1,632
       1,404       200 West 79th St. Realty Corp.                                         4/1/2008       7.78%         1,432
         280       200 West 79th St. Realty Corp.                                         4/1/2008       7.62%           286
       1,685       Wooster Parking Corp.                                                  7/1/2008       7.28%         1,719
       3,049       Fortusa Realty Corp.                                                   4/1/2009       7.00%         3,110
       1,259       Fortusa Realty Corp.                                                   4/1/2009       8.99%         1,285
         981       Bronxville Realty Assoc.LLC                                            3/1/2003       7.57%         1,000
         226       Concordia College                                                      3/1/2005       8.50%           231
                                                                                                                  ------------
                                                                                                                      14,777
                                                                                                                  ------------

               Hotel and Motels                         (0.7%)
         519       Mrs. Lillian Goldman                                                  11/1/2003       6.50%           529
       6,433       Hotel Earl Realty Co L P                                               2/1/2008       7.29%         6,562
                                                                                                                  ------------
                                                                                                                       7,091
                                                                                                                  ------------

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

 Principal                                                                             Maturity                   Market
   Amount                                                                                Date         Rate         Value
   ------                                                                                ----         ----         -----
               Improved Land                            (3.8%)
      $7,990       Fifth Avenue Building Associates                                       1/1/2010       9.51%        $8,150
         374       Fifth Avenue Building Associates                                       1/1/2010       7.08%           382
       3,038       Fifth Avenue Building Associates                                       1/1/2010       6.09%         3,098
       2,448       Fifth Avenue Building Associates                                       1/1/2010       6.45%         2,497
       3,271       132 West 31st St Realty Corp                                           8/1/2008       7.12%         3,336
       7,500       120 Broadway LLC                                                       7/1/2009       6.50%         7,650
       4,000       111 Wall Street LLC                                                    7/1/2009       6.50%         4,080
       7,500       430 Park Avenue LLC                                                       40026       7.19%         7,650
                                                                                                                  ------------
                                                                                                                      36,843
                                                                                                                  ------------
               Industrial (including Warehouses)        (1.1%)
         599       Noel Levine                                                            4/1/2004       8.13%           612
       2,013       Van Dam Associates                                                     7/1/2003      10.00%         2,053
       1,047       Roger Realty Company                                                   1/1/2005       8.97%         1,068
       1,248       1st Metropolitan Devlopment Corp                                       7/1/2002       8.77%         1,254
         891       Usdan Associates                                                       5/1/2012       6.75%           909
       2,231       Skillman Realty Co.                                                    3/1/2008       7.53%         2,275
       2,955       29-01 Borden Realty Co., LLC                                           5/1/2008       7.37%         3,014
                                                                                                                  ------------
                                                                                                                      11,185
                                                                                                                  ------------
               Lofts                                    (7.5%)
       2,378       205 West 39th Street Company                                           7/1/2009       6.88%         2,426
         963       205 West 39th Street Company                                           7/1/2009       7.50%           982
       1,498       4324 Company                                                           5/1/2012       6.83%         1,528
         691       168 Fifth Avenue Realty Corp.                                          2/1/2006       7.53%           705
       1,997       37 West 20th Company                                                   5/1/2012       6.83%         2,037
       3,500       Palobueno N.V. Ltd.                                                    7/1/2012       6.50%         3,548
       5,500       37th Arcade Company                                                    7/1/2002       7.23%         5,518
       1,327       185 Varick Realty Corp.                                               10/1/2007       7.98%         1,354
       1,946       Tenth Realty Associates                                               11/1/2007       8.20%         1,985
       2,033       KMDF LP                                                               12/1/2007       8.03%         2,074
         281       KMDF LP                                                               12/1/2007       8.75%           286
      15,212       GSH 520 8th Avenue LLC                                                 1/1/2008       7.17%        15,516
       5,928       GSH 520 8th Avenue LLC                                                 1/1/2008       7.74%         6,047
       2,694       Federation Associates LP                                               6/1/2008       6.69%         2,748
       2,480       EK 17th Street LLC                                                     7/1/2013       6.71%         2,530
       1,398       5421 Equities Company                                                  7/1/2008       6.85%         1,426
       1,274       Central Partners, LLC                                                 11/1/2008       6.76%         1,299
       1,659       Michael Baum                                                          11/1/2008       6.95%         1,692
       4,219       1537 Assoc Trust F/B/O G. Levy                                        11/1/2008       6.73%         4,303
       1,298       Last Gasp Realty Ltd                                                   1/1/2009       6.75%         1,324
         434       Nalla Realty Corp.                                                     1/1/2009       6.11%           442
       6,059       Cooper Square Associates, LLC                                          6/1/2004       6.75%         6,180
       1,407       Cooper Square Associates, LLC                                          6/1/2004       6.75%         1,435
       2,275       Scandia Realty Ltd Partnership                                         5/1/2009       6.80%         2,320
         449       Scandia Realty Ltd Partnership                                         5/1/2009       8.50%           459


       1,942       Joseph Wasserstein                                                     7/1/2009       6.88%         1,981
         906       Broadway 13th Associates L.P.                                          5/1/2008       6.88%           925
                                                                                                                  ------------
                                                                                                                      73,070
                                                                                                                  ------------

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

 Principal                                                                             Maturity                   Market
   Amount                                                                                Date         Rate         Value
   ------                                                                                ----         ----         -----
               Office Buildings                 (16.2%)
     $   426       First Wilton Corp.                                                     1/1/2004       9.40%         $ 434
         883       Mrs. Lillian Goldman                                                  11/1/2003       6.50%           900
      10,404       230 Fifth Avenue Associates                                            9/1/2008       6.85%        10,612
         741       231 Fifth Avenue Associates                                            9/1/2008       6.85%           756
       4,510       Empire Associates Realty Co.                                           7/1/2009       6.50%         4,600
         177       Panzel Development Associates                                         10/1/2004       8.18%           180
         573       81st & 5th Realty Co.                                                  1/1/2004       6.91%           585
       2,411       Estate Of Sol Goldman                                                  1/1/2010       7.38%         2,460
       3,778       112 West 34th Street Associates                                        5/1/2011       6.68%         3,854
       1,548       Marlboro Building Associates                                           2/1/2003       7.08%         1,579
       4,259       1350 Broadway Associates LLC                                           5/1/2003       4.50%         4,308
       6,923       Estate Of Sol Goldman                                                  1/1/2010       7.31%         7,061
       1,536       Mrs. Lillian Goldman                                                  11/1/2003       6.50%         1,566
       4,513       841 Broadway Associates                                                4/1/2013       6.70%         4,604
       3,694       Union Square Associates LLC                                            1/1/2009       6.70%         3,768
       3,108       5th Ave. & 46th St. Associates                                         9/1/2006       8.09%         3,170
         986       Seventh & 37th Building Associates                                     4/1/2007       7.51%         1,006
       5,578       10 West 47th Street Associates                                         8/1/2007       8.38%         5,689
         997       Circle Road Trade & Trans, LLC                                         8/1/2009       8.43%         1,017
       1,538       Silverman 235, LLC                                                    10/1/2012       8.37%         1,568
       1,538       222 Mamaroneck Avenue Associates                                      10/1/2012       8.37%         1,568
       1,477       141 Central Avenue Associates                                         10/1/2012       8.37%         1,506
       4,039       149 Madison LLC                                                       11/1/2017       8.00%         4,120
       7,745       425 Madison Associates                                                 3/1/2008       7.13%         7,900
       1,549       495 Central Avenue Corp                                                2/1/2013       7.52%         1,580
       2,256       Will-Rich Realty Corp.                                                11/1/2008       7.00%         2,301
       1,738       Chocolas LLC                                                           4/1/2008       7.13%         1,772
       1,203       Fifty East Forty Second Co.                                            5/1/2005       6.53%         1,227
       1,027       Carlran Associates                                                     7/1/2008       7.01%         1,047
       2,772       410-22 Associates, LLC                                                 8/1/2008       7.27%         2,827
       5,155       171 Madison Associates                                                10/1/2008       6.89%         5,258
         542       Post 180, LLC                                                         10/1/2008       6.99%           553
       2,819       274 Madison Company                                                   11/1/2008       6.61%         2,876
       4,683       501 Fifth Avenue Company                                              11/1/2008       6.61%         4,776
       6,099       Tranel Inc.                                                           11/1/2008       6.81%         6,221
       1,599       Silk & Halpern - 45th Realty                                          12/1/2008       6.16%         1,631
       1,919       48 Mamaroneck Avenue LLC                                               2/1/2009       7.00%         1,957
       1,370       Frandan Johnson, LLC                                                   2/1/2009       6.95%         1,397
       3,778       Nevins Associates, L.P                                                 3/1/2013       6.75%         3,853
       4,321       Flatiron Associates                                                    4/1/2006       6.40%         4,407
       9,000       608 Company, LLC                                                       4/1/2009       6.50%         9,180
       1,398       2035 Lakeville Road LLC                                                6/1/2014       7.00%         1,426


       9,213       H. Dale Hemmerdinger                                                   6/1/2009       6.75%         9,397
      11,014       Ruth Brause & The Brause Fund                                          9/1/2009       7.40%        11,235
       2,163       East-Man Trading Company, Inc                                          5/1/2011       7.50%         2,207
         763       Chanin Court Co                                                        2/1/2008       7.88%           779
         105       Centre Management Company                                              7/1/2005       8.13%           107

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

 Principal                                                                             Maturity                   Market
   Amount                                                                                Date         Rate         Value
   ------                                                                                ----         ----         -----
     $ 1,240       Builders Leasing Ltd Liability                                         9/1/2013       6.77%       $ 1,265
       2,384       Three O Realty                                                         7/1/2009       7.23%         2,432
         590       3544 Jerome Ave. LLC                                                  10/1/2004       8.36%           601
       1,177       264 West 35th Street Corp                                              5/1/2012       8.09%         1,200
                                                                                                                  ------------
                                                                                                                     158,323
                                                                                                                  ------------
               Office/Retail Condominiums               (0.4%)
         690       R. John Punnett                                                        1/1/2009       8.41%           703
       1,886       Third City Associates                                                  8/1/2004       7.53%         1,924
       1,059       Siegel Associates                                                     11/1/2009       7.86%         1,081
                                                                                                                  ------------
                                                                                                                       3,708
                                                                                                                  ------------

               Other                                    (0.5%)
       1,549       261 Broadway Associates                                                5/1/2008       7.77%         1,580
         787       Zoland Properties, Inc.                                                4/1/2009       8.47%           803
       1,881       Stratford C. Wallace                                                   4/1/2004       7.25%         1,917
         374       Chase Manhattan Bank                                                   6/1/2005       9.54%           381
          35       Jewish Community Center                                                4/1/2005       8.21%            37
                                                                                                                  ------------
                                                                                                                       4,718
                                                                                                                  ------------
               Retail Shopping                          (9.7%)
          80       Orange Associates                                                      4/1/2004       8.50%            81
         870       632 Rte 17 N Corp & Junto Inv                                         11/1/2005       7.78%           888
         328       The Custom Shop Dallas Corp.                                           2/1/2008       8.52%           335
         568       Hal K. Negbaur                                                        10/1/2008       7.03%           579
       1,487       7 Horizon Corporation                                                 11/1/2005       8.69%         1,517
       1,544       Irene Duell                                                            2/1/2008       7.72%         1,575
         433       Irene Stern                                                            6/1/2009       7.50%           442
         815       110-122 Mamaroneck Avenue, LLC                                         2/1/2011       7.55%           832
         489       Austin Street Company LLC                                              2/1/2011       7.45%           498
         361       Marilyn Joy Samuels                                                    3/1/2007       8.27%           368
       8,519       A.V.R. Realty Company                                                  9/1/2006       8.42%         8,688
         296       Kamran Hakim                                                           2/1/2012       7.59%           302
       5,675       82nd Street Operating Acct.                                            2/1/2009       7.92%         5,787
       1,164       76 Mamaroneck Avenue Associates                                        3/1/2007       8.15%         1,188
       1,105       Marital Trust F/B/O L. Goldman                                        11/1/2003       6.50%         1,128
       2,643       Estate Of Sol Goldman                                                  1/1/2010       7.38%         2,694
       1,393       Sami Tekiner                                                           6/1/2004       8.36%         1,421
       2,372       Jade Realty Company                                                    5/1/2007       8.25%         2,419


         974       Estate Of Sol Goldman                                                  1/1/2010       7.38%           993
         737       Marital Trust F/B/O L. Goldman                                        11/1/2003       6.50%           752
       6,412       The Beekman Estate                                                     2/1/2005       8.40%         6,539
       2,307       Glen Cove Shopping Center, Inc                                         9/1/2002       8.52%         2,338
         328       Glen Cove Shopping Center, Inc                                         9/1/2002       8.52%           332
       2,705       RB White Plains Associates LLC                                        12/1/2005       8.12%         2,757
       1,720       Northern & Parsons, LLC                                                4/1/2006       7.48%         1,754
       1,834       HRE Properties                                                         3/1/2007       6.31%         1,870
       4,656       Imperial Sterling Ltd.                                                12/1/2007       7.92%         4,749

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

 Principal                                                                             Maturity                   Market
   Amount                                                                                Date         Rate         Value
   ------                                                                                ----         ----         -----
   $   4,642       Urstadt Biddle Properties, Inc.                                       11/1/2007       7.79%    $    4,732
         450       275 Mamaroneck Ave, LLC                                                3/1/2013       7.43%           459
       1,327       Acme Realty                                                            4/1/2008       7.31%         1,354
       1,783       Bay Auto Mall Corp.                                                    4/1/2008       7.22%         1,818
       2,558       Lawnside Realty Corp.                                                  4/1/2008       7.16%         2,609
       1,193       Lindenwood Center LLC                                                  7/1/2008       7.27%         1,217
       4,218       An Armful Corp                                                         8/1/2008       7.07%         4,300
       2,017       V.G.R. Associates, LLC                                                 9/1/2008       6.74%         2,057
       1,945       Emil Mosbacher Real Estate LLC                                        10/1/2013       7.01%         1,984
       1,506       Allerton Associates LLC                                               12/1/2008       7.01%         1,537
       1,892       H.O.S.T. Properties                                                    3/1/2009       7.00%         1,928
       2,081       Greenwich Ave Ltd Partnership                                          3/1/2009       7.00%         2,123
         955       76-01 37th Ave. Realty Corp.                                           8/1/2009       7.25%           974
       1,045       William N. Segal                                                       7/1/2011       8.13%         1,065
         408       William N. Segal                                                       7/1/2011       8.13%           417
          91       Paula C Rand                                                           7/1/2005       8.13%            93
         148       Pa-Fla Plaza Ltd                                                       8/1/2002       8.50%           149
       1,325       Duba Limited Partnership                                               9/1/2007       7.00%         1,349
          71       Albert J Cirigano Sr                                                  10/1/2004       8.25%            72
         489       Man Chang Chiang                                                       1/1/2004       8.50%           498
         962       Classic Holding Company                                                4/1/2014       6.90%           980
           5       National Properties                                                   12/1/2001       8.13%             3
          16       East 170 Street Realty Corp                                            1/1/1994      12.00%            16
         819       122 WPR Corporation                                                    1/1/2005       8.99%           834
       2,627       Pearl River Center Associates                                          9/1/2009       7.00%         2,678
       6,256       Urstadt Biddle Properties                                              3/1/2010       7.78%         6,379
                                                                                                                  ------------
                                                                                                                      94,451
                                                                                                                  ------------
             Total investment in commercial real estate mortgages                                                    404,166
                                                                                                                  ------------
             (Commercial real estate mortgages aggregate cost for Federal income tax purposes is $396,455)



                   Total Investments                                              (TOTAL COST OF $962,919)***     $  976,109
                                                                                                                  ============

             (Total aggregate cost for Federal income tax purpose is $928,700)

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                              Financial Hightlights

                    For a share of capital stock outstanding

          For the Six Months Ended June 30, 2002 and 2001, respectively



                                                                                    2002                  2001
                                                                                    ----                  ----
      Net Asset Value, Beginning of Period                                         $ 956,481              949,673

      Income From Investment Activities:
          Net investment income                                                       27,963             $ 32,580
          Net realized gain on investments                                             1,030                  194
          Net unrealized appreciation of investments                                     863                2,357
                                                                                   -----------           ----------
               Total income from investment activities                                29,856               35,131
                                                                                   -----------           ----------
      Dividends to shareholders                                                      (27,046)             (30,046)
                                                                                   -----------           ----------
      Net Asset Value, End of Period                                                 959,291              954,758
                                                                                   ===========           ==========

      Total Return To Net Asset Value                                                  3.12% (a)            3.66% (a)
                                                                                   ===========           ==========
      Net Assets, End of Period (millions)                                         $     959             $    955
                                                                                   ===========           ==========
      Net Investment Income to Average Net Assets                                      5.85% (b)            5.86% (b)
                                                                                   ===========           ==========
      Ratio of Expenses to Average Net Assets                                          0.08% (b)            0.08% (b)
                                                                                   ===========           ==========
      Portfolio Turnover Rate                                                         12.89%                1.21%
                                                                                   ===========           ==========

      (a) Total return not annualized, as it may not be representative of the total return for the year.
      (b) Annualized

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                                  June 30, 2002


     (1)  NATURE OF OPERATIONS AND BASIS OF PRESENTATION

          Emigrant Securities Corp. (the "Company") was incorporated in the State of Delaware on August 12, 1999 and commenced operations on October 1, 1999 as a newly organized, diversified, closed-end management investment company. The Company is a wholly owned subsidiary of Emigrant Portfolio Resource Corp. (the "Parent"), which is a wholly owned subsidiary of Emigrant Savings Bank ("ESB"). ESB is a wholly owned subsidiary of Emigrant Bancorp, Inc. The Company was capitalized through the issuance of 1,000 shares of Common Stock to the Parent and 125 shares of cumulative non-redeemable preferred stock issued through a private placement. Additionally, the Parent holds 800 shares of preferred stock. The Parent contributed money market investments, investment securities and commercial real estate mortgages as consideration for the Company's common stock shares at fair value.

          On May 8, 2001, the Company's counsel and representatives of the Company and KPMG LLP met with the staff of the SEC at the SEC's offices in Washington, D.C. to discuss the Company's eligibility to continue as a registered investment company under the Investment Company Act of 1940, as amended. At such meeting, the Staff suggested that the Company convert to a unit investment trust. The Company, in consultation with counsel, is currently evaluating the feasibility of such a conversion. In the event the Company is not permitted to continue to be registered, the Company would have to determine whether to operate as an unregistered company, to liquidate the company or to consider other corporate alternatives. However, as an unregistered company, the Company's tax status would be different.



     (2)  SIGNIFICANT ACCOUNTING POLICIES

          The statement of assets and liabilities is prepared in conformity with generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts at the date of this statement. Actual results could differ from those estimates.

          The following is a summary of the significant accounting policies consistently followed by the company in the preparation of its financial statements. The policies are in conformity with the generally accepted accounting principles.

                                                                     (Continued)
                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                                  June 30, 2002


         SECURITIES - Securities are carried at fair value based on market prices obtained from an independent pricing service. All securities in the portfolio are recorded on a trade date basis. All gains and losses on the sale of securities are calculated by using the specific identification method.


         COMMERCIAL REAL ESTATE MORTGAGE INVESTMENTS - The mortgages are carried at fair value which is based on a discounted cash flow analysis utilizing current market interest rates, the credit worthiness of the borrower and the possibility of loan prepayment. The underlying collateral of the mortgages is nonresidential real estate.


         INTEREST INCOME - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis.


         INCOME AND GAINS - Income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. At December 31, 2001, reclassifications were made to the Company's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, accumulated net investment income amounting to $3.0 million was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.


         DIVIDENDS - Dividends to shareholders are recorded on an accrued basis as of the declaration date.


         FEDERAL INCOME TAXES - The Company intends to comply with applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

                                                                     (Continued)

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                                  June 30, 2002


     (3)  INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS


          The aggregate principal payments received for the six months ended June 30, 2002 were $35.5 million. The purchases and sales of securities during the same period were $197.9 million and $119.7 million, respectively, and the realized gain on the sales of securities was $1.0 million. The unrealized appreciation and depreciation for the six months ended June 30, 2002 were $5.3 million and $3.4 million, respectively, for a net unrealized appreciation of $1.9 million.

          At June 30, 2002, $130 million of securities were sold by the Parent to primary government securities dealers under repurchase agreements. The securities sold are maintained as asset accounts of the Company and the proceeds under the repurchase agreement were recorded on the accounts of the Parent. All repurchase agreements mature within three months. Repayment of the repurchase agreements have been guaranteed by the Parent. Therefore, the return of the securities is based on the credit worthiness of the Parent.



     (4)  INVESTMENTS IN COMMERCIAL REAL ESTATE MORTGAGES

          The aggregate proceeds received from principal repayments for the six months ended June 30, 2002 were $48.4 million (including $43.0 million from prepayments). During the same period, there were $6.1 million in commercial real estate mortgages issued and none sold. The unrealized appreciation and depreciation were $214,000 and $1.2 million, respectively, for a net unrealized depreciation of $999,000.



     (5)  RELATED PARTY TRANSACTIONS

          The Company has entered into various transactions with related parties during the period. The significant transactions are summarized as follows:

          o The Company reimburses ESB for operating expenses paid to outside vendors by ESB on behalf of the Company.


                                                                     (Continued)

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                                  June 30, 2002


          o ESB provides administrative services to the Company, including accounting and investment advisory, as well as certain loan subservicing by Emigrant Mortgage Company ("EMC"), another wholly owned subsidiary of ESB. The costs for such services for the six months ended June 30, 2002 were $357,000 (including $63,000 of subservicing costs to EMC), and are paid monthly. The subservicing fees paid to EMC are generally calculated at an annual rate of 3 basis points times the unpaid principal balance of the commercial real estate mortgages held at the end of the prior month.

          o At June 30, 2002, the Company held $37.0 million of money market investments with its Parent.



     (6)  STATEMENT OF AGGREGATE REMUNERATION

          For the six months ended June 30, 2002, the aggregate remuneration paid by the Company to all directors for regular compensation was $8,000 and no compensation was paid to officers. No special compensation was paid to any director.